Accrued Severance Pay and Employee Retirement Plan - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Contribution Plan Disclosure [Line Items]
Percentage on monthly salary under severance pay law	8.33%
Severance expenses	$ 144,896	$ 132,031
Excluding Maestro Plan
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution percentage of match	5.00%
Total expense on contribution	$ 343,682	$ 194,979
Maestro Plan
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution percentage of match	5.00%
Total expense on contribution	$ 45,279